Statement of Financial Position	Oct. 31, 2021 USD ($)
Current
Cash and cash equivalents	$ 3,806,291
Other receivables	15,929
Prepaid expenses	32,030
Due from related party (Note 12)	2,808
Loans to Ekidos Minerals LLP (Notes 3 and 7)	3,178,500
Total Current Assets	7,035,558
Office and equipment (Notes 3 and 8)	105,166
Mineral properties (Notes 3, 6 and 9)	651,603
Total Assets	7,792,327
Current
Accounts payable and accrued liabilities (Note 12)	541,624
Total Liabilities	541,624
Shareholders’ Equity
Share capital (Note 10)	8,439,234
Reserves (Note 10)	923,051
Deficit	(2,111,582)
Total Shareholders’ Equity	7,250,703
Total Liabilities and Shareholders’ Equity	$ 7,792,327